Revenues (Tables)	9 Months Ended
Sep. 30, 2018
Revenues [Abstract]
Disaggregation Of Revenues

	Three Months Ended September 30,	Nine Months Ended September 30,
Operating revenues	2018	2018
Revenues contributing to earnings:
Distribution base revenues	$604	$1,640
Transmission base revenues (TCOS revenues)
Billed to third-party wholesale customers	137	403
Billed to REPs serving Oncor distribution customers, through TCRF	77	234
Total transmission base revenues	214	637
Other miscellaneous revenues	17	48
Total revenues contributing to earnings	835	2,325

Revenues collected for pass-through expenses:
TCRF - third-party wholesale transmission service	237	719
EECRF and other regulatory charges	23	62
Revenues collected for pass-through expenses	260	781

Total operating revenues	$1,095	$3,106